DERIVATIVE INSTRUMENTS - Schedule of Notional Amounts (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Assets	$ 1,391	$ 444
Liabilities	(57)	(114)
Foreign exchange forwards
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Assets	55	16
Liabilities	(27)	(8)
Cross currency swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Assets	9	12
Liabilities	(16)	(12)
Equity-indexed options
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Assets	1,311	322
Liabilities	(5)
Equity total return swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Assets	1
Interest rate swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Assets	15	29
Liabilities	(9)	(21)
Bond futures
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Assets		65
Liabilities		(73)
Derivatives designated as hedging instruments: | Foreign exchange forwards
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	1,625	1,532
Assets	21	11
Liabilities	(18)	0
Derivatives designated as hedging instruments: | Cross currency swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	1,330	0
Assets	9	0
Liabilities	(16)	0
Derivatives not designated as hedging instruments:
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	54,054	13,436
Assets	1,391	444
Liabilities	(57)	(114)
Derivatives not designated as hedging instruments: | Foreign exchange forwards
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	3,684	1,362
Assets	34	5
Liabilities	(9)	(8)
Derivatives not designated as hedging instruments: | Cross currency swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	38	8
Assets	0	12
Liabilities	0	(12)
Derivatives not designated as hedging instruments: | Equity-indexed options
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	46,374	8,795
Assets	1,311	322
Liabilities	(5)	0
Derivatives not designated as hedging instruments: | Equity total return swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	18	0
Assets	1	0
Liabilities	0	0
Derivatives not designated as hedging instruments: | Interest rate swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	985	87
Assets	15	29
Liabilities	(9)	(21)
Derivatives not designated as hedging instruments: | Bond futures
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	0	1,652
Assets	0	65
Liabilities	$ 0	$ (73)